Expense Example - Stringer Tactical Adaptive Risk Fund	Jun. 27, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 700
Expense Example, with Redemption, 3 Years	1,213
Expense Example, with Redemption, 5 Years	1,751
Expense Example, with Redemption, 10 Years	3,215
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	234
Expense Example, with Redemption, 3 Years	925
Expense Example, with Redemption, 5 Years	1,640
Expense Example, with Redemption, 10 Years	3,536
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	625
Expense Example, with Redemption, 5 Years	1,144
Expense Example, with Redemption, 10 Years	$ 2,569